Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Restatement Of Previously Issued Financial Statements [Abstract]
Summary Of Restatement Of Financial Statements
The impact of the restatement on the balance sheets, statements of operations and statements of cash flows for the Non-Reliance Periods is presented below.

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
BALANCE SHEET
Warrant liability	$—	$71,676,615	$71,676,615
Total liabilities	27,590,427	71,676,615	99,267,042
Class A common stock subject to possible redemption	718,724,982	31,275,018	750,000,000
Class A common stock - $0.0001 par value	313	(313)	—
Additional paid-in capital	6,039,586	(6,039,586)	—
Accumulated deficit	(1,041,771)	(96,911,734)	(97,953,505)
Total stockholders’ equity/(deficit)	5,000,002	(102,951,633)	(97,951,631)

	For the Year-Ended December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
STATEMENT OF OPERATIONS
General and administrative expenses	$(1,374,073)	$(1,075,021)	$(2,449,094)
Change in fair value of warrant liability	—	(43,139,251)	(43,139,251)
Net loss	(1,041,135)	(44,214,272)	(45,255,407)
Basic and diluted net loss per share, Class A	$(0.02)	$(0.77)	$(0.79)
Basic and diluted net loss per share, Class B	$(0.02)	$(0.77)	$(0.79)

	For the Year-Ended December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
STATEMENT OF CASH FLOWS
Net loss	$(1,041,135)	$(44,214,272)	$(45,255,407)
Change in fair value of warrant liability	—	43,139,251	43,139,251
Issuance costs related to warrant liability	—	1,075,021	1,075,021

	As of July 2, 2020
	As Previously Reported	Restatement Adjustment	As Restated
BALANCE SHEET
Warrant liability	$—	$28,537,364	$28,537,364
Total liabilities	26,965,589	28,537,364	55,502,953
Class A common stock subject to possible redemption	719,775,570	30,224,430	750,000,000
Class A common stock - $0.0001 par value	302	(302)	—
Additional paid-in capital	5,044,723	(5,044,723)	—
Accumulated deficit	(47,035)	(53,716,769)	(53,763,804)
Total stockholders’ equity/(deficit)	5,000,002	(58,761,794)	(53,761,792)

	As of September 30, 2020 (UNAUDITED)
	As Previously Reported	Restatement Adjustment	As Restated
BALANCE SHEET
Warrant liability	$—	$59,344,241	$59,344,241
Total liabilities	27,002,221	59,344,241	86,346,462
Class A common stock subject to possible redemption	719,471,496	30,528,504	750,000,000
Class A common stock - $0.0001 par value	306	(306)	—
Additional paid-in capital	5,293,078	(5,293,078)	—
Accumulated deficit	(295,255)	(84,579,361)	(84,874,616)
Total stockholders’ equity/(deficit)	5,000,003	(89,872,745)	(84,872,742)

	Nine months ended September 30, 2020 (UNAUDITED)
	As Previously Reported	Restatement Adjustment	As Restated
STATEMENT OF OPERATIONS
General and administrative expenses	$(428,397)	$(1,075,021)	$(1,503,418)
Change in fair value of warrant liability	—	(30,806,877)	(30,806,877)
Net loss	(294,620)	(31,881,898)	(32,176,518)
Basic and diluted net loss per share, Class A	$(0.01)	$(0.71)	$(0.72)
Basic and diluted net loss per share, Class B	$(0.01)	$(0.71)	$(0.72)

	Nine months ended September 30, 2020 (UNAUDITED)
	As Previously Reported	Restatement Adjustment	As Restated
STATEMENT OF CASH FLOWS
Net loss	$(294,620)	$(31,881,898)	$(32,176,518)
Change in fair value of warrant liability	—	30,806,877	30,806,877
Issuance costs related to warrant liability	—	1,075,021	1,075,021